Business Acquisitions, Pro Forma Impact on Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)
Common Stock [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	$ 0.1
Impact of NCI acquisition on TRC owners' equity	0.0
Common Stock [Member] | TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	0.1
Impact of NCI acquisition on TRC owners' equity	0.0
Deferred tax adjustments	0.0
Transaction costs, net of tax	0.0
Total pro forma adjustments	0.1
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	1,013.6
Impact of NCI acquisition on TRC owners' equity	0.0
Additional Paid-in Capital [Member] | TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	1,803.0
Impact of NCI acquisition on TRC owners' equity	2,488.0
Deferred tax adjustments	(922.5)
Transaction costs, net of tax	(10.1)
Total pro forma adjustments	3,358.4
Retained Earnings [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	0.0
Impact of NCI acquisition on TRC owners' equity	0.0
Retained Earnings [Member] | TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	0.0
Impact of NCI acquisition on TRC owners' equity	0.0
Deferred tax adjustments	0.0
Transaction costs, net of tax	0.0
Total pro forma adjustments	0.0
Accumulated Other Comprehensive Income (Loss) [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	0.0
Impact of NCI acquisition on TRC owners' equity	0.0
Accumulated Other Comprehensive Income (Loss) [Member] | TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	0.0
Impact of NCI acquisition on TRC owners' equity	77.6
Deferred tax adjustments	(29.5)
Transaction costs, net of tax	0.0
Total pro forma adjustments	48.1
TRC's Stockholders' Equity [Member] | TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	1,803.1
Impact of NCI acquisition on TRC owners' equity	2,565.6
Deferred tax adjustments	(952.0)
Transaction costs, net of tax	(10.1)
Total pro forma adjustments	3,406.6
Noncontrolling Interests [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	0.0
Impact of NCI acquisition on TRC owners' equity	216.8
Noncontrolling Interests [Member] | TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	(4,368.7)	[1]
Impact of NCI acquisition on TRC owners' equity	0.0	[1]
Deferred tax adjustments	0.0	[1]
Transaction costs, net of tax	0.0	[1]
Total pro forma adjustments	(4,368.7)	[1]
TRC shares issued for the Merger	1,013.7
Impact of NCI acquisition on TRC owners' equity	216.8
Transaction costs, net of tax	27.3
TRC Pro Forma [Member]
Business Acquisition [Line Items]
TRC shares issued for the Merger	(2,565.6)
Impact of NCI acquisition on TRC owners' equity	2,565.6
Deferred tax adjustments	(952.0)
Transaction costs, net of tax	(10.1)
Total pro forma adjustments	$ (962.1)

[1]	Reflects the December 31, 2015 book value of the publicly held interests in TRP.